The Energy Select Sector SPDR Premium Income Fund Annual Fund Operating Expenses - The Energy Select Sector SPDR Premium Income Fund - The Energy Select Sector SPDR Premium Income Fund	Jul. 29, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.35%

[1]	“Other expenses” are based on estimated amounts for the current fiscal year.